Related Party Transactions (Details) - USD ($)		1 Months Ended							9 Months Ended	12 Months Ended
	Feb. 04, 2022	Feb. 15, 2023	Feb. 14, 2023	Jan. 31, 2023	Feb. 28, 2022	Dec. 31, 2020	Dec. 24, 2020	Dec. 24, 2020	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	May 01, 2022	Feb. 15, 2022	Dec. 08, 2021	Mar. 31, 2021
Related Party Transactions (Details) [Line Items]
Shares of common stock (in Shares)		60,000							2,875,000	2,875,000
Payment due		$ 22,000	$ 8,000			$ 25,000			$ 10,000
Aggregate shares (in Shares)	373,750
Founder shares issued and outstanding (in Shares)	2,501,250
Aggregate shares subject to forfeiture (in Shares)									326,250	326,250
Initial stockholders percentage									22.48%	22.48%
Sale of stock price per share (in Dollars per share)									$ 10	$ 10
Working capital loans									$ 1,000,000	$ 1,000,000
Business combination per warrants (in Dollars per share)									$ 1	$ 1
Cash received proceeds				$ 300,000						$ 100,000
Sponsor amount									$ 50,000						$ 63,200
Offering costs															$ 25,000
Short term advances					$ 88,200
Additional expenses					190,202
Prepaid expenses paid					275,000
Unamortized balance of the prepaid balance										37,089
Agreed to pay										10,000
Additional expenses					190,202
Company owed agreement amount										5,000
Company recognized expenses										105,000
Prepaid expense recorded										15,000
Company paid agreement amount										$ 9,250
Director equal amount														$ 100,000
Common stock, shares issued (in Shares)									3,006,250	3,006,250	2,875,000
Aggregate shares (in Shares)										7,538,014
Short-term advances					88,200
Unamortized balance					$ 0					$ 37,089
Agreement amount paid			12,000						$ 45,000
Initial cash amount									$ 638,736	$ 75,612
Restricted stock units		250,000	$ 150,000
Private Placement Units [Member]
Related Party Transactions (Details) [Line Items]
Sale of stock price per share (in Dollars per share)									$ 10	$ 10
Aggregate share units (in Shares)									505,000	505,000
Exercise price per share (in Dollars per share)									$ 11.5	$ 11.5
Trust account per unit (in Dollars per share)									10.3	10.3
Pro rata amount per share (in Dollars per share)									$ 10.3	$ 10.3
Purchase shares (in Shares)									505,000	505,000
Sale of stock price per share (in Dollars per share)									$ 10
IPO [Member]
Related Party Transactions (Details) [Line Items]
Sale of stock price per share (in Dollars per share)													$ 10
Additional expenses										$ 105,000
Additional paid amount										10,000
Costs of capital										61,000
Acquisition cost										30,260
Stockholder paid expenses										29,000
Additional expenses paid										27,000
Initial cash amount										1,368,050
Non-redeemable Common Shares [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares issued (in Shares)												400,000
Shares own by stockholder (in Shares)												400,000
Board of Directors [Member]
Related Party Transactions (Details) [Line Items]
Common stock, shares issued (in Shares)			60,000
Incurred and owed										$ 15,000
Initial cash amount			$ 25,000
Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Sale of stock price per share (in Dollars per share)										$ 12
Sale of stock price per share (in Dollars per share)									$ 12
Initial cash amount		50,000
Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Shares of common stock (in Shares)							2,875,000	2,875,000
Purchase price								$ 25,000
Payment due						$ 25,000
Aggregate purchase price							$ 25,000
Aggregate shares (in Shares)	373,750
Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Aggregate shares (in Shares)										375,000
Aggregate shares (in Shares)									375,000
RMH Ltd. [Member]
Related Party Transactions (Details) [Line Items]
Restricted stock units		$ 264,000